FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT	6 Months Ended
Jun. 30, 2020
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT

4.FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT

4.1.Financial risks management

4.1.1.Overview

In the six-month period ended June 30, 2020, there were no significant changes in the financial risk management policies and procedures compared to those reported in note 4 to the financial statements of December 31, 2019.

The Company maintained its conservative approach and strong cash and marketable securities position, as well as its hedge policy, during the crisis caused by the pandemic of COVID-19 and even though there were impacts on the fair value of its financial instruments due to the effects on all global economies, the impacts were as expected, according to sensitivity analyses disclosed in previous reports, and measures were taken in relation to the risks associated to the financial instruments, in particular to the risks of liquidity, credit and exchange rate variation, as described following items set forth.

4.1.2.Rating

All transactions with financial instruments are recognized for accounting purposes and classified in the following categories:

		June 30,	December 31,
	Note	2020	2019
Assets
Amortized cost
Cash and cash equivalents	5	10,473,701	3,249,127
Trade accounts receivable	7	3,762,875	3,035,817
Other assets		513,104	563,993
		14,749,680	6,848,937
Fair value through other comprehensive income
Other investments	14	25,976	20,048
		25,976	20,048

Fair value through profit or loss
Derivative financial instruments	4.5	1,078,437	1,098,972
Marketable securities	6	2,213,496	6,330,334
		3,291,933	7,429,306
		18,067,589	14,298,291
Liabilities
Amortized cost
Loans, financing and debentures	18.1	80,628,577	63,684,326
Lease liabilities	19.2	5,173,972	3,984,070
Liabilities for assets acquisitions and subsidiaries	23	658,135	541,615
Trade accounts payable	17	2,081,533	2,376,459
Other liabilities		337,106	578,061
		88,879,323	71,164,531
Fair value through profit or loss
Derivative financial instruments	4.5	11,898,332	2,917,913
		11,898,332	2,917,913
		100,777,655	74,082,444
		82,710,066	59,784,153

4.1.3.Fair value of loans and financing

The estimated fair values of loans and financing are set forth below:

	Approach used	June 30,	December 31,
	to discount	2020	2019
Quoted in the secondary market
In foreign currency
Bonds	Secondary Market	38,795,348	30,066,087
Estimated to present value
In foreign currency
Export credits ("Pre-payment")	LIBOR	26,123,478	17,213,963
Export credits ("ACC/ACE")	DI 1	799,183	575,521
In local currency
BNP – Forest Financing	DI 1	177,376	193,646
BNDES – TJLP	DI 1	1,759,652	1,895,959
BNDES - TLP	DI 1	523,828	535,812
BNDES – Fixed	DI 1	95,259	113,979
BNDES – Selic ("Special Settlement and Custody System")	DI 1	938,208	693,969
BNDES - Currency basket	DI 1	61,488	54,420
CRA ("Agribusiness Receivables Certificate")	DI 1	4,583,620	6,039,983
Debentures	DI 1	5,416,351	5,534,691
FINAME ("Special Agency of Industrial Financing")	DI 1	11,816	14,168
FINEP ("Financier of Studies and Projects")	DI 1	1,287	5,138
NCE ("Export Credit Notes")	DI 1	1,354,814	1,445,383
NCR ("Rural Credit Notes")	DI 1	280,876	288,122
Export credits ("Pre-payment")	DI 1	1,435,407	1,464,798
FDCO ("West Center Development Fund")	DI 1	541,291	571,904
		82,899,282	66,707,543

The Management considers that for its other financial liabilities measured at amortized cost, its book values approximate to their fair values and therefore the information on their fair values is not being presented.

4.2.  Liquidity risk

As disclosed in note 4 to the financial statements as of December 31, 2019, the Company’s purpose is maintaining a strong cash and marketable securities position to meet its financial and operating obligations. The amount held as cash is used for payments expected in the normal course of its operations, while the cash surplus amount is invested in highly liquid financial investments according Cash Management Policy.

The cash position is monitored by the Company's senior management, by means of management reports and participation in performance meetings with determined frequency. In the six-month period ended June 30, 2020, the impacts in cash and marketable securities were as expected and the Company believes that, eventually, the crisis scenario caused by the COVID-19 pandemic would be extend and the Brazilian Reais keep devalued against the U.S. Dollar, adjustments of derivative instruments that will mature in the coming months will be offset by higher cash generation, exceeding the cost of any adjustments to the respective due date.

As material fact disclosed to the market on February 14, 2020, the Company, voluntarily prepaid the principal amount of U.S.$750,000 (equivalent, on the transaction date, to R$3,240,229), related to an export prepayment, with quarterly interest payments of 1.15% p.a. plus quarterly LIBOR, which was scheduled to mature in February 14, 2023. At the same time, the Company entered into a new transaction related to an export prepayment in the amount of U.S.$850,000 (equivalent, on the transaction date, to R$3,672,259), of 1.15% p.a. plus quarterly LIBOR, which was scheduled to mature in February 13, 2026. Furthermore, as material fact disclosed to the market on February 28, 2020, the Company through its wholly-owned subsidiary Suzano Trading Ltd. ("Suzano Trading") exercised its right to redeem all of the outstanding aggregate principal amount of the 5.875% senior notes issued by it and guaranteed by Suzano due 2021 ("2021 Notes") currently outstanding, in the total aggregate principal amount of U.S.$189,630.

Such transactions were performed under market conditions, considered attractive by the Company, and even though they were carried out before the crisis caused by the COVID-19 pandemic, they were in line with the debt management strategy based on cost reduction and extension of the term portfolio, thus reinforcing our liquidity position.

In line with the material fact disclosed to the market on March 30, 2020, there was a disbursement of U.S.$500,000 (equivalent, on the transaction date, to R$2,638,221) of its revolving credit facility maintained with certain financial institutions, of 1.30% plus quarterly LIBOR and maturity in February 2024. The disbursement is in line with the preventive measures that the Company has been taking to mitigate eventual impacts resulting from the COVID-19 pandemic and aims to bring even more strength to the liquidity position of the Company. The funds were credited on April 1, 2020.

The remaining contractual maturities of financial liabilities are disclosed at the date of this financial information reporting date. The amounts as set forth below, consist in the undiscounted cash flows and include interest payments and exchange rate variation, and therefore may not be reconciled with the amounts disclosed in the balance sheet.

	June 30,
	2020
	Total book	Total future	Up to 1	1 - 2	2 - 5	More than
	value	value	year	years	years	5 years
Liabilities
Trade accounts payables	2,081,533	2,081,533	2,081,533	—	—	—
Loans, financing and debentures(1)	80,628,577	110,480,401	7,742,122	4,575,792	45,904,453	52,258,034
Lease liabilities	5,173,972	9,733,128	842,789	1,566,704	2,064,169	5,259,466
Liabilities for asset acquisitions and subsidiaries	658,135	744,790	134,005	129,699	365,836	115,250
Derivative financial instruments(1)	11,898,332	18,155,523	4,556,320	1,415,206	4,726,006	7,457,991
Other liabilities	337,106	337,106	252,972	84,134
	100,777,655	141,532,481	15,609,741	7,771,535	53,060,464	65,090,741

1)The variation is due to the increase in the exchange rate variation in the six-month period ended June 30, 2020.

	December 31,
	2019
	Total book	Total future	Up to 1	1 - 2	2 - 5	More than
	value	value	year	years	years	5 years
Liabilities
Trade accounts payables	2,376,459	2,376,459	2,376,459	—	—	—
Loans, financing and debentures	63,684,326	89,708,210	8,501,278	5,692,149	29,088,292	46,426,491
Lease liabilities	3,984,070	7,109,966	559,525	1,426,011	1,186,386	3,938,044
Liabilities for asset acquisitions and subsidiaries	541,615	618,910	103,132	101,149	315,989	98,640
Derivative financial instruments	2,917,913	8,299,319	1,488,906	415,791	1,258,200	5,136,422
Other liabilities	578,061	578,061	456,338	121,723
	74,082,444	108,690,925	13,485,638	7,756,823	31,848,867	55,599,597

4.3. Credit risk management

In the six-month period ended June 30, 2020, there were no significant changes in the credit risk management policies and procedures compared to those reported in note 4 to the financial statements of December 31, 2019, except for described set forth below.

4.3.1.Trade accounts receivable  and advances to supplier

As a result of the crisis caused by COVID-19, the Company started to accept requests for the extension of customer invoices, limiting these postponements to those invoices close to maturity, with due interest charges.

Most of the customers who requested extension are related to the domestic market in the paper segment and do not represent a significant amount compared to the Company's total accounts receivable.

In the six-month period ended June 30, 2019, the Company observed in the domestic customers of the paper segment, a more accentuated behavior of delays caused by the COVID-19 crisis. However, internal analyzes and credit metrics do not demonstrate that these delays may have a significant impact on the Company's liquidity position. There was also an increase in delays in Latin America, however, for this region, the Company has credit insurance policies that mitigate most of the possible risks arising from the default of its customers.

All policies aimed at mitigating the possible risks arising from the default of its customers were maintained, as well as the collection policies and procedures. Moreover, the policy of expected credit losses normally follows, without any changes.

4.3.2.Banks and financial institutions

In the six-month period ended June 30, 2020, there were no significant changes in the credit risk management policies and procedures related to bank and financial institutions compared to those reported in note 4 to the financial statements of December 31, 2019.

4.4.  Market risk management

In the six-month period ended June, 2020, there were no significant changes in the market risk management policies and procedures compared to those reported in note 4 to the financial statements of December 31, 2019.

4.4.1.Exchange rate risk management

The net exposure of assets and liabilities in foreign currency which is substantially in U.S. Dollars, is set forth below:

	June 30,	December 31,
	2020	2019
Assets
Cash and cash equivalents	9,895,463	2,527,834
Trade accounts receivables	2,891,501	2,027,018
Derivative financial instruments	242,235	9,440,141
	13,029,199	13,994,993

Liabilities
Trade accounts payables	(491,805)	(1,085,207)
Loans and financing	(63,817,265)	(45,460,138)
Liabilities for asset acquisitions and subsidiaries	(401,273)	(288,172)
Derivative financial instruments	(10,485,935)	(11,315,879)
	(75,196,278)	(58,149,396)
Net liability exposure	(62,167,079)	(44,154,403)

4.4.1.1.Sensitivity analysis – foreign exchange rate exposure – except financial instruments derivatives

For market risk analysis, the Company uses scenarios to jointly evaluate assets and liabilities positions in foreign currency, and the possible effects on its results. The probable scenario represents the amounts recognized, as they reflect the translation into Brazilian Reais on the base date of the balance sheet (R$ to U.S.$ = R$5.4760).

This analysis assumes that all other variables, particularly, the interest rates, remains constant. The other scenarios considered the appreciation/depreciation of the Brazilian real against the U.S.$. at the rates of 25% and 50%, before taxes.

The following table set forth the potential impacts in absolute amounts:

	June 30,
	2020
	Effect on profit or loss and equity
		Possible	Remote
	Probable	(25%)	(50%)
Cash and cash equivalents	9,895,463	2,473,866	4,947,732
Trade accounts receivable	2,891,501	722,875	1,445,751
Trade accounts payable	(491,805)	(122,951)	(245,903)
Loans and financing	(63,817,265)	(15,954,316)	(31,908,633)
Liabilities for asset acquisitions and subsidiaries	(401,273)	(100,318)	(200,637)

4.4.1.2.Sensitivity analysis – foreign exchange rate exposure – financial instruments derivatives

As disclosed in note 4 of the financial statements for the year ended December 31, 2019, the Company contracts sales operations of U.S. Dollar in the futures markets, including strategies with options, in order to ensure attractive levels of operating margins for a portion of revenue. These operations are limited to a percentage of the net foreign exchange surplus over the 18-month horizon and, therefore, are attached to the availability of ready-to-sell foreign exchange in the short term.

Due to pandemic COVID-19 and the effects on all global economies during the first semester, financial markets have experienced volatility throughout the period with a strong sense of aversion to risk, with a consequent substantial devaluation of the Real against the U.S. Dollars.

For the calculation of mark-to-market (“MtM”) the PTAX of the penultimate business day of the quarter was used, in December 2019 it was R$4.0307 and in June 2020 it was R$5.4416, with an increase of 35%. These market movements caused a negative impact on the mark-to-market hired hedge position.

This analysis assumes that all other variables, particularly, the interest rates, remains constant. The other scenarios considered the appreciation/depreciation of the Brazilian real against the U.S.$. at the rates of 25% and 50%, before taxes, from the base scenario of June 30, 2020.

It is important to mention that the impact caused by fluctuations in the exchange rate, whether positive or negative, will also affect the hedged asset. Therefore, even though there was a negative impact on the fair value of derivative transactions in the last quarters due to the COVID-19 pandemic, this impact was offset by the positive impact on the Company's cash flow. In addition, considering that hedge contracts are limited by the policy in a maximum of 75% of the total exposure in U.S. Dollars, the exchange rate devaluation will always benefit, in a net way, the Company's cash generation.

The following table set forth the potential impacts assuming these scenarios:

	June 30,
	2020
	Effect on profit or loss and equity
		Possible	Remote	Possible	Remote
	Probable	(+25%)	(+50%)	(-25%)	(-50%)
	5.4416	6.802	8.1624	4.0812	2.7208
Financial instruments derivatives
Derivative options	(2,955,980)	(4,195,471)	(8,658,160)	3,740,215	7,973,398
Derivative Non-Deliverable Forward (‘NDF’)	(29,511)	(33,907)	(67,814)	33,908	67,815
Derivative swaps	(8,526,926)	(5,279,964)	(10,559,931)	5,279,972	10,559,940

4.4.2.Interest rate risk management

Fluctuations in interest rates may imply effects of increased or reduced costs on new loans and operations already contracted.

The Company is constantly looking for alternatives for the use of financial instruments in order to avoid negative impacts on its cash flow.

Considering the extinction of LIBOR over the next few years, the Company is evaluating its contracts with clauses that envisage the discontinuation of the interest rate. Most debt contracts linked to LIBOR have some clause to replace this rate with a reference index or equivalent interest rate and, for contracts that do not have a specific clause, a renegotiation will be carried out between the parties. Derivative contracts linked to LIBOR provide for a negotiation between the parties for the definition of a new rate or an equivalent rate will be provided by the calculation agent.

In the next few years, until the extinction of LIBOR, the Company will work to reflect an equivalent replacement fee in all its contracts.

4.4.2.1.Sensitivity analysis – exposure to interest rates – except financial instruments derivatives

For market risk analysis, the Company uses scenarios to evaluate the sensitivity that variations in operations impacted by the rates: Interbank Deposit Rate (“CDI”), Long Term Interest Rate (“TJLP”), Special System for Settlement and Custody ("SELIC") and the London Interbank Offered Rate (“LIBOR”) may have on its results. The probable scenario represents the amounts already booked, as they reflect the best estimate of the Management.

This analysis assumes that all other variables, particularly exchange rates, remain constant. The other scenarios considered appreciation/depreciation of 25% and 50% in the market interest rates.

The following table set forth the potential impacts in absolute amounts:

	June 30,
	2020
	Effect on profit or loss and equity
	Probable	Possible (25%)	Remote (50%)
CDI
Cash and cash equivalents	358,900	1,929	3,858
Marketable securities	2,213,496	11,898	23,795
Loans and financing	9,919,194	53,316	106,631

TJLP
Loans and financing	1,700,469	21,001	42,002

LIBOR
Loans and financing	25,131,914	18,975	37,949

4.4.2.2.Sensitivity analysis – exposure to interest rates – financial instruments derivatives

This analysis assumes that all other variables, remain constant. The other scenarios considered appreciation/depreciation of 25% and 50% in the market interest rates.

The following table set forth the potential impacts assuming these scenarios:

	June 30,
	2020
	Effect on profit or loss and equity
		Probable	Remote	Probable	Remote
	Probable	(+25%)	(+50%)	(-25%)	(-50%)
CDI
Financial instruments derivatives
Liabilities
Derivative options	(2,955,980)	(46,186)	(91,962)	46,622	93,698
Derivative Non-Deliverable Forward (‘NDF’)	(29,511)	(97)	(195)	99	198
Derivative swaps	(8,526,926)	(27,243)	(53,863)	27,830	56,172
LIBOR
Financial instruments derivatives
Liabilities
Derivative swaps	(8,526,926)	50,308	100,602	(50,308)	(100,630)

4.4.2.3.Sensitivity analysis for changes in the consumer price index of the US economy

For the measurement of the probable scenario, the United States Consumer Price Index (US-CPI) was considered on December 31, 2019. The probable scenario was extrapolated considering an appreciation/depreciation of 25% and 50% in the US-CPI to define the possible and remote scenarios, respectively, in absolute amounts.

	June 30,
	2020
	Impact of an increase/decrease of
	US-CPI on the fair value
	Probable	Possible (25%)	Remote (50%)
Embedded derivative in forestry partnership and standing wood supply agreements	522,073	(117,134)	(238,426)

4.4.3.Commodity price risk management

The Company is exposed to commodity prices that reflect mainly on the pulp sale price in the foreign market. The dynamics of opening and closing production capacities in the global market and the macroeconomic conditions may have an impact on the Company´s operating results.

Through a specialized team, the Company monitors the pulp price and analyses future trends, adjusting the forecast which that aims to assisting preventive measures to properly conduct the different scenarios. There is no liquid financial market to sufficiently mitigate the risk of a material portion of the Company's operations. Price protection operations cellulose available on the market have low liquidity and volume and large distortion in price formation. No relevant changes were observed in relation to pulp prices and future markets related to this index due to the crisis caused by the pandemic of COVID-19.

The Company is also exposed to international oil prices, which is reflected on logistical costs for selling to the export market. In this case, the Company assess, when comprehend necessary, hiring derivative financial instruments to set oil price.

The crisis caused by the COVID-19 pandemic significantly impacted the global demand for oil and its derivatives, which caused a substantial devaluation of the prices of these assets in the spot and future markets, during the first quarter of 2020. In this context, and considering attractive market conditions, the Company increased its oil hedge position in line with its hedge strategy and policies and set a good part of its exposure at levels below the estimated price levels for the 2020 budget.

In the six-month period ended June 30, 2020, a contracted position to hedge its logistics costs was purchased in the amount of U.S.$87,486 (U.S.$0.364 as of December 31, 2019).

4.4.3.1.Commodity price risk management

This analysis assumes that all other variables, except price risk, remain constant. The other scenarios considered appreciation/depreciation of 25% and 50% of oil price in the market.

The following table set forth the potential impacts assuming these scenarios:

	June 30,
	2020
	Impact of an increase/decrease of price risk
	Probable	Possible (25%)	Remote (50%)
Oil derivative	(76,702)	168,646	260,591

4.5.   Derivative financial instruments

The Company determines the fair value of derivative contracts, which differ from the amounts realized in the event of early settlement due to bank spreads and market factors at the time of quotation. The amounts presented by the Company are based on an estimate using market factors and use data provided by third parties, measured internally and compared to calculations performed by external consultants.

Details of derivative financial instruments and their respective calculation methodologies are disclosed in note 4 to the financial statements for the year ended December 31, 2019.

4.5.1.Outstanding derivatives by type of contract, including embedded derivatives

The positions of outstanding derivatives are set forth below:

	Notional value in U.S.$		Fair value
	June 30,	December 31,	June 30,	December 31,
	2020	2019	2020	2019
Instruments contracted with protection strategy
Operational Hedge
Zero Cost Collar	3,365,500	3,425,000	(2,948,115)	67,078
NDF (R$ x US$)	25,000		(29,511)
NDF (US$ x ARS)	5,500		(2,178)

Debt hedge
Interest rate hedge
Swap LIBOR to Fixed (U.S.$)(1)	3,683,333	2,750,000	(1,273,250)	(444,910)
Swap IPCA to CDI (notional in Reais)	843,845	843,845	251,599	233,255
Swap IPCA to Fixed (U.S.$)	121,003	121,003	(172,557)	30,544
Swap CDI x Fixed (U.S.$)(1)	2,676,617	3,115,614	(6,454,249)	(1,940,352)
Pre-fixed Swap to U.S.$ (U.S.$)	350,000	350,000	(637,090)	(33,011)

Hedge de Commodity
Swap US-CPI standing wood (U.S.$)(2)	657,207	679,485	522,073	268,547
Swap Bunker (oil)	87,486	365	(76,617)	(92)
			(10,819,895)	(1,818,941)

Current assets			152,978	260,273
Non-current assets			925,459	838,699
Current liabilities			(4,529,091)	(893,413)
Non-current liabilities			(7,369,241)	(2,024,500)
			(10,819,895)	(1,818,941)

1)The variation is due to the increase in the exchange rate in the six-month period ended June 30, 2020.

2)The embedded derivative refers to swap contracts for the sale of US-CPI variations within the term of the forest partnership and standing wood supply contracts.

The current contracts and the respective protected risks are set forth below:

I. Swap CDI x Fixed US$: positions in conventional swaps exchanging the variation in the Interbank Deposit rate (“DI”) for a fixed rate in United States Dollars (“US $”). The objective is to change the debt index in Reais to US$, in compliance with the Company's natural exposure of receivables in US$.

II. Swap IPCA x CDI: positions in conventional swaps exchanging variation of the Nacional Index of Price to the Ample Comsumer (“IPCA”) for DI rate. The objective is to change the debt index in Reais, in compliance with the Company's cash position in Reais, which is also indexed to DI.

III. IPCA swap x Fixed US$: positions in conventional swaps exchanging variation of the IPCA for a fixed rate in US$. The objective is to change the debt index in Reais to US$, in compliance with the Company's natural exposure of receivables in US$.

IV. Swap LIBOR x Fixed US$: positions in conventional swaps exchanging post-fixed rate (LIBOR) for a fixed rate in US$. The objective is to protect the cash flow from changes in the US interest rate.

V. Pre Fixed Swap R$ x Fixed US$: positions in conventional swaps a fixed rate in Reais for a fixed rate in US$. The objective is to change the exposure of debts in Reais to US$, in compliance with the Company's natural exposure of receivables in US$.

VI. Zero-Cost Collar: positions in an instrument that consists of the simultaneous combination of purchase of put options and sale of call options of US$, with the same principal and maturity value, with the objective of protecting the cash flow of exports. In this strategy, an interval is established where there is no deposit or receipt of financial margin on position adjustments. The objective is to protect the cash flow of exports against decrease Real.

VII. NDF - Non Deliverable Forward: positions sold in futures contracts of US$ with the objective of protecting the cash flow of exports against the decrease in the Real.
VIII. Swap VLSFO/Brent(oil): oil purchase positions, with the objective of protecting logistical costs related to ocean freight contracts, against the increase in oil prices.
IX. Swap US-CPI:The embedded derivative refers to sale swap contracts of variations of US-CPI within the terms of the forest partnership and standing wood supply contracts.

The COVID-19 pandemic negatively impacted the financial markets and, consequently, caused increased volatility throughout the first semester, devaluing the Real against the US Dollar by 35%, as previously mentioned. The variation in the fair value of derivatives for the six-month period ended June 30, 2020 compared to the fair value measured on December 31, 2019 is explained substantially by this significant devaluation of the local currency. There were also less significant impacts caused by the variation in the Pre, Foreign Exchange Coupon and LIBOR curves in transactions.

It is important to highlight that, the outstanding agreements in the six-month period ended June 30, 2020, are over-the-counter market, without any kind of guarantee margin or early settlement clause forced by changes from mark to market, including possible variations caused by the COVID-19 pandemic.

4.5.2.Fair value by maturity schedule

	June 30,	December 31,
	2020	2019
2020	(2,715,171)	(633,644)
2021	(2,184,320)	98,850
2022	(1,148,302)	(154,734)
2023	(563,163)	185,209
2024	(801,662)	(197,718)
2025	(1,845,634)	(606,827)
2026 onwards	(1,561,643)	(510,077)
	(10,819,895)	(1,818,941)

4.5.3.Outstanding of assets and liabilities derivatives positions

The outstanding derivatives positions are set forth below:

	Notional value			Fair value
		June 30,	December 31,	June 30,	December 31,
	Currency	2020	2019	2020	2019
Debt hedge
Assets
Swap CDI x Fixed (U.S.$)	R$	9,963,450	11,498,565	511	11,673,117
Swap Pre-Fixed to U.S.$ (U.S.$)	R$	1,317,226	1,317,226	122,341	1,478,336
Swap LIBOR x Fixed (U.S.$)	US$	3,683,333	2,750,000	62,489	11,063,970
Swap IPCA x CDI	IPCA	943,055	933,842	251,599	1,093,067
Swap IPCA x U.S.$	IPCA	504,368	499,441		579,307
				436,940	25,887,797
Liabilities
Swap CDI x Fixed (U.S.$)	US$	2,676,617	3,115,614	(6,454,760)	(13,613,469)
Swap LIBOR x Fixed (U.S.$)	US$	350,000	350,000	(759,431)	(1,511,347)
Swap LIBOR x Fixed (U.S.$)	US$	3,683,333	2,750,000	(1,335,739)	(11,508,880)
Swap IPCA x CDI	R$	843,845	843,845		(859,812)
Swap IPCA x U.S.$	US$	121,003	121,003	(172,557)	(548,763)
				(8,722,487)	(28,042,271)
				(8,285,547)	(2,154,474)
Operational hedge
Zero cost collar (U.S.$ x R$)	US$	3,365,500	3,425,000	(2,948,115)	67,078
NDF (R$ x U.S.$)	US$	25,000		(29,511)
NDF (US$ x ARS)		5,500		(2,178)
				(2,979,804)	67,078
Commodity hedge
Swap US-CPI (standing wood)	US$	657,207	679,485	522,073	268,547
Swap Bunker (oil)	US$	87,486	365	(76,617)	(92)
				445,456	268,455
				(10,819,895)	(1,818,941)

4.5.4.Fair value settled amounts

The settled derivatives positions are set forth below:

	June 30,	December 31,
	2020	2019
Operational hedge
Zero cost collar (R$ x U.S.$)	(962,595)	(104,040)
NDF (R$ x U.S.$)	(30,700)	63,571
	(993,295)	(40,469)
Commodity hedge
Swap Bunker (oil)	(36,805)	3,804
	(36,805)	3,804
Debt hedge
Swap CDI x Fixed (U.S.$)	(369,601)	(68,362)
Swap IPCA x CDI	(441,056)	23,024
Swap IPCA x USD	10,054
Swap Pre-Fixed to U.S.$ (U.S.$)	59,351	(26,358)
Swap LIBOR x Fixed (U.S.$)	(62,898)	(27,088)
	(804,150)	(98,784)
	(1,834,250)	(135,449)

4.6.   Fair value hierarchy

For the six-month period ended June 30, 2020, there were no changes between the 3 (three) levels of hierarchy and no transfers between levels 1, 2 and 3 during the periods disclosed.

	June 30,
	2020
	Level 1	Level 2	Level 3	Total
Assets
Fair value through profit or loss
Derivative financial instruments		1,078,437		1,078,437
Marketable securities	825,972	1,387,524		2,213,496
	825,972	2,465,961		3,291,933

Fair value through other comprehensive income
Other investments - CelluForce			25,976	25,976
			25,976	25,976

Biological assets			10,672,724	10,672,724
			10,672,724	10,672,724
Total assets	825,972	2,465,961	10,698,700	13,990,633

Liabilities
Fair value through profit or loss
Derivative financial instruments		11,898,332		11,898,332
		11,898,332		11,898,332
Total liabilities		11,898,332		11,898,332

	December 31,
	2019
	Level 1	Level 2	Level 3	Total
Assets
Fair value through profit or loss
Derivative financial instruments		1,098,972		1,098,972
Marketable securities	1,631,319	4,699,015		6,330,334
	1,631,319	5,797,987		7,429,306

Fair value through other comprehensive income
Other investments - CelluForce			20,048	20,048
			20,048	20,048

Biological assets			10,571,499	10,571,499
			10,571,499	10,571,499
Total assets	1,631,319	5,797,987	10,591,547	18,020,853

Liabilities
Fair value through profit or loss
Derivative financial instruments		2,917,913		2,917,913
		2,917,913		2,917,913
Total liabilities		2,917,913		2,917,913

4.7.   Capital management

The main objective is to strengthen its capital structure, aiming to maintain an adequate financial leverage, and to mitigate risks that may affect the availability of capital in business development.

The Company monitors constantly significant indicator, such as, consolidated financial leverage, which is the ratio of total net debt to its adjusted Earnings Before Interest, Taxes, Depreciation, and Amortization (“Adjusted EBITDA”).